Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Capital-loss carry forward	$ 1,200
Other reserves and allowances	16	$ 12
Total deferred-tax assets	11,151	9,633
Valuation allowance	(11,151)	(9,633)
Net deferred-tax assets	0	0
Israeli subsidiary net-operating-loss carry forward [Member]
Deferred tax assets
Net-Operating-Loss Carryforward	6,230	4,868
Capital-loss carry forward	294	142
Maltese subsidiary net-operating-loss carry forward [Member]
Deferred tax assets
Net-Operating-Loss Carryforward	$ 4,611	$ 4,611